6. MINERAL PROPERTY INTERESTS (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
ExplorationCostsLineItems [Line Items]
Exploration costs	$ 8,234,354	$ 17,679,174
USMember
ExplorationCostsLineItems [Line Items]
Exploration costs	5,857,999	14,088,428
MongoliaMember
ExplorationCostsLineItems [Line Items]
Exploration costs	1,964,883	3,255,588
OtherCountryMember
ExplorationCostsLineItems [Line Items]
Exploration costs	$ 411,472	$ 335,158